Financial Risk Management - Summary of Foreign Currency Risk Arising From Financial Assets and Liabilities, Which Are Denominated In Currencies Other Than The US Dollar (Detail) - Currency risk [member] - USD ($)
$ in Millions
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of Detailed Information about Foreign Currency Risk Arising from Financial Assets and Liabilities which are Denominated in Currencies other than the US Dollar Explanatory [Line Items]
Net Financial Assets Liabilities	$ (5,123)	$ (3,938)
AUD
Disclosure of Detailed Information about Foreign Currency Risk Arising from Financial Assets and Liabilities which are Denominated in Currencies other than the US Dollar Explanatory [Line Items]
Net Financial Assets Liabilities	(4,181)	(3,850)
CLP
Disclosure of Detailed Information about Foreign Currency Risk Arising from Financial Assets and Liabilities which are Denominated in Currencies other than the US Dollar Explanatory [Line Items]
Net Financial Assets Liabilities	(924)	(150)
CAD
Disclosure of Detailed Information about Foreign Currency Risk Arising from Financial Assets and Liabilities which are Denominated in Currencies other than the US Dollar Explanatory [Line Items]
Net Financial Assets Liabilities	(361)	(543)
EUR
Disclosure of Detailed Information about Foreign Currency Risk Arising from Financial Assets and Liabilities which are Denominated in Currencies other than the US Dollar Explanatory [Line Items]
Net Financial Assets Liabilities	(89)	239
GBP
Disclosure of Detailed Information about Foreign Currency Risk Arising from Financial Assets and Liabilities which are Denominated in Currencies other than the US Dollar Explanatory [Line Items]
Net Financial Assets Liabilities	(28)	323
BRL
Disclosure of Detailed Information about Foreign Currency Risk Arising from Financial Assets and Liabilities which are Denominated in Currencies other than the US Dollar Explanatory [Line Items]
Net Financial Assets Liabilities	337	(29)
Other
Disclosure of Detailed Information about Foreign Currency Risk Arising from Financial Assets and Liabilities which are Denominated in Currencies other than the US Dollar Explanatory [Line Items]
Net Financial Assets Liabilities	$ 123	$ 72